Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per common share
	For the Year Ended December 31, 2020	For the Period from December 18, 2019 (inception) to December 31, 2019
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Ordinary Shares subject to possible redemption
Income from investments held in Trust Account	$65,492	$—
Less: Company’s portion available to be withdrawn to pay taxes	—	—
Net income attributable	$65,492	$—
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Weighted average shares outstanding of shares subject to redemption, basic and diluted	28,635,732	—
Basic and diluted net income per share, shares subject to redemption	$—	$—

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings attributable to redeemable shares
Net loss	$(2,934,408)	$(9,039)
Less: Income attributable to Class A ordinary shares subject to possible redemption	(65,492)	—
Non-redeemable net loss	$(2,999,900)	$(9,039)
Denominator: weighted average Non-redeemable ordinary shares
Weighted average ordinary shares outstanding, basic and diluted	8,387,147	8,625,000
Basic and diluted net loss per share, Non-redeemable shares	$(0.36)	$(0.00)